Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities and Other Liabilities [Abstract]
Accrued products and licenses costs	$ 74,487	$ 70,252
Marketing expenses payable	10,083	16,373
Legal accrual	46,529	53,607
Other accrued expenses	42,875	36,336
Accrued expenses and other liabilities total	$ 173,974	$ 176,568